Other Operating (Income) Expense - Schedule of Other Operating (Income) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Operating Income [Line Items]
Other operating income	$ (342)	$ (336)	$ (389)
Sundry shipping income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	(329)	(327)	(350)
Other sundry income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	$ (13)	$ (9)	$ (39)